Financial Risk Management - Liquidity Risk (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 03, 2017	Dec. 31, 2020	Dec. 31, 2019
Sponsor Credit Facility
Financial Risk Management
Interest rate	9.125%
Percentage of commitment fee on the undrawn balance	1.00%
Liquidity risk
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		$ 1,468,726	$ 1,590,998
Derivative financial liabilities, undiscounted cash flows		20,416	9,380
Liquidity risk | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		41,518	36,310
Derivative financial liabilities, undiscounted cash flows		79	(21)
Liquidity risk | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		37,154	41,741
Derivative financial liabilities, undiscounted cash flows		351	41
Liquidity risk | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		99,327	125,057
Derivative financial liabilities, undiscounted cash flows		7,764	1,594
Liquidity risk | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		1,062,462	1,099,303
Derivative financial liabilities, undiscounted cash flows		12,222	7,766
Liquidity risk | Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		228,265	288,587
Liquidity risk | Interest rate swaps
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows		20,416	9,373
Liquidity risk | Interest rate swaps | Less than 1 month
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows		79	(12)
Liquidity risk | Interest rate swaps | 1 - 3 months
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows		351	57
Liquidity risk | Interest rate swaps | 3 - 12 months
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows		7,764	1,562
Liquidity risk | Interest rate swaps | 1 - 5 years
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows		12,222	7,766
Liquidity risk | Forward foreign exchange contracts
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows			7
Liquidity risk | Forward foreign exchange contracts | Less than 1 month
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows			(9)
Liquidity risk | Forward foreign exchange contracts | 1 - 3 months
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows			(16)
Liquidity risk | Forward foreign exchange contracts | 3 - 12 months
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows			32
Liquidity risk | Trade accounts payable
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		13,578	16,630
Liquidity risk | Trade accounts payable | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		13,434	13,588
Liquidity risk | Trade accounts payable | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		144	2,982
Liquidity risk | Trade accounts payable | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows			60
Liquidity risk | Due to related parties
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		7,525	5,642
Liquidity risk | Due to related parties | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		7,525	5,642
Liquidity risk | Other payables and accruals
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		23,497	22,030
Liquidity risk | Other payables and accruals | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		10,043	8,549
Liquidity risk | Other payables and accruals | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		8,053	9,454
Liquidity risk | Other payables and accruals | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		5,401	4,027
Liquidity risk | Other non-current liabilities
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		73	231
Liquidity risk | Other non-current liabilities | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		73	231
Liquidity risk | Lease liabilities
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		458	932
Liquidity risk | Lease liabilities | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		42	42
Liquidity risk | Lease liabilities | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		85	85
Liquidity risk | Lease liabilities | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		218	377
Liquidity risk | Lease liabilities | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		113	428
Liquidity risk | Floating interest rate | Loans received
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		$ 1,423,242	$ 1,544,462
Interest rate		2.48%	4.05%
Liquidity risk | Floating interest rate | Loans received | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		$ 17,999	$ 14,131
Liquidity risk | Floating interest rate | Loans received | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		21,272	23,500
Liquidity risk | Floating interest rate | Loans received | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		93,479	120,116
Liquidity risk | Floating interest rate | Loans received | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		1,062,227	1,098,128
Liquidity risk | Floating interest rate | Loans received | Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		228,265	288,587
Liquidity risk | Fixed interest rate | Loans received
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		353	1,071
Liquidity risk | Fixed interest rate | Loans received | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		75	78
Liquidity risk | Fixed interest rate | Loans received | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		229	477
Liquidity risk | Fixed interest rate | Loans received | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		$ 49	$ 516
Liquidity risk | Fixed interest rate | Loans received | Sponsor Credit Facility
Financial Risk Management
Percentage of commitment fee on the undrawn balance		1.00%	1.00%
Liquidity risk | Fixed interest rate | Loans received | Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Revolving credit facility)
Financial Risk Management
Percentage of commitment fee on the undrawn balance			0.90%
Liquidity risk | Fixed interest rate | Loans received | 2019 Partnership Facility
Financial Risk Management
Percentage of commitment fee on the undrawn balance			0.70%